COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012
Operating
2013	$ 29,120
2014	25,410
2015	21,804
2016	17,045
2017	12,033
Thereafter	13,562
Total payments	118,974
Capital
2013	571
2014	228
2015	0
2016	0
2017	0
Thereafter	0
Total payments	799
Less: Amount representing interest	(52)
Present value of minimum lease payments	747
Less: Current portion	(521)
Long term portion	$ 226